Calvert
International Equity Fund
December 31, 2020
Schedule of Investments (Unaudited)

Common Stocks — 98.8%

Security	Shares	Value
Australia — 2.4%
CSL, Ltd.	78,901	$ 17,239,276
		$ 17,239,276
Belgium — 1.9%
KBC Groep NV(1)	198,793	$ 13,911,764
		$ 13,911,764
Denmark — 2.8%
Novo Nordisk A/S, Class B	293,459	$ 20,471,447
		$ 20,471,447
France — 13.8%
Alstom S.A.(1)	240,749	$13,712,833
Dassault Systemes SE	58,637	11,892,724
LVMH Moet Hennessy Louis Vuitton SE	33,884	21,211,417
Safran S.A.(1)	84,604	11,991,243
Sanofi	224,761	21,784,513
Schneider Electric SE	132,613	19,166,214
		$99,758,944
Germany — 4.5%
adidas AG(1)	56,133	$20,421,451
Infineon Technologies AG	327,505	12,506,960
		$32,928,411
Hong Kong — 3.0%
AIA Group, Ltd.	1,752,905	$21,361,108
		$21,361,108
India — 1.9%
HDFC Bank, Ltd.(1)	700,876	$13,825,455
		$13,825,455
Ireland — 6.2%
CRH PLC	398,819	$16,960,403
DCC PLC	192,200	13,600,531
Kerry Group PLC, Class A	101,142	14,690,208
		$45,251,142
Japan — 14.9%
Kao Corp.	220,841	$17,061,329
Keyence Corp.	28,667	16,125,663
Olympus Corp.	441,300	9,661,776
ORIX Corp.	857,800	13,196,492
Pan Pacific International Holdings Corp.	475,200	10,978,884
Recruit Holdings Co., Ltd.	340,707	14,310,696
SMC Corp.	19,500	11,909,376
Security	Shares	Value
Japan (continued)
Yamaha Corp.	250,700	$ 14,772,321
		$108,016,537
Netherlands — 2.7%
ASML Holding NV	40,210	$ 19,468,756
		$ 19,468,756
New Zealand — 0.8%
Fisher & Paykel Healthcare Corp., Ltd.	239,178	$ 5,680,172
		$ 5,680,172
Norway — 2.2%
DNB ASA(1)	819,979	$16,067,987
		$16,067,987
Singapore — 2.3%
DBS Group Holdings, Ltd.	885,328	$16,777,611
		$16,777,611
South Africa — 1.0%
Naspers, Ltd., Class N	36,126	$7,397,687
		$7,397,687
Spain — 5.1%
Amadeus IT Group S.A.	239,790	$17,700,638
Iberdrola S.A.	1,357,528	19,508,070
		$37,208,708
Sweden — 6.1%
Assa Abloy AB, Class B	499,386	$12,340,832
Indutrade AB(1)	717,891	15,367,405
Sandvik AB(1)	663,364	16,360,915
		$44,069,152
Switzerland — 12.4%
Alcon, Inc.(1)	271,466	$18,024,279
Lonza Group AG	19,428	12,514,866
Nestle S.A.	266,893	31,549,760
Sika AG	42,096	11,475,085
Straumann Holding AG	14,167	16,595,517
		$90,159,507
Taiwan — 2.1%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	138,096	$15,057,988
		$15,057,988
United Kingdom — 12.7%
Abcam PLC	757,285	$15,961,915
Compass Group PLC	784,918	14,639,785

Calvert
International Equity Fund
December 31, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
United Kingdom (continued)
Halma PLC	342,393	$ 11,466,831
London Stock Exchange Group PLC	122,691	15,144,548
RELX PLC	572,516	14,007,990
Unilever PLC	344,117	20,637,958
		$ 91,859,027
Total Common Stocks (identified cost $564,173,193)		$716,510,679

High Social Impact Investments — 0.2%

Security	Principal Amount (000's omitted)	Value
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(2)(3)	$880	$ 848,302
ImpactAssets, Inc., Global Sustainable Agriculture Notes, 2.07%, 11/3/22(3)(4)	220	210,571
ImpactAssets, Inc., Microfinance Plus Notes, 0.46%, 11/3/22(3)(4)	283	234,689
Total High Social Impact Investments (identified cost $1,383,000)		$ 1,293,562

Preferred Stocks — 0.0%(5)

Security	Shares	Value
Venture Capital — 0.0%(5)
Bioceptive, Inc.:
Series A(1)(3)(6)	582,574	$ 0
Series B(1)(3)(6)	40,523	0
FINAE, Series D(1)(3)(6)	2,597,442	108,338
Total Preferred Stocks (identified cost $491,304)		$ 108,338

Venture Capital Limited Partnership Interests — 0.2%

Security	Value
Africa Renewable Energy Fund L.P.(1)(3)(6)	$ 1,122,566
Blackstone Clean Technology Partners L.P.(1)(3)(6)	0
Emerald Sustainability Fund I L.P.(1)(3)(6)	44,766
gNet Defta Development Holding LLC(1)(2)(3)(6)	238,341
SEAF India International Growth Fund L.P.(1)(3)(6)	12,080
Total Venture Capital Limited Partnership Interests (identified cost $2,053,858)	$ 1,417,753

Short-Term Investments — 0.5%

Description	Units	Value
Calvert Cash Reserves Fund, LLC, 0.12%(7)	3,834,670	$ 3,835,054
Total Short-Term Investments (identified cost $3,835,054)		$ 3,835,054

Total Investments — 99.7% (identified cost $571,936,409)	$723,165,386
Other Assets, Less Liabilities — 0.3%	$ 2,157,217
Net Assets — 100.0%	$725,322,603

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	Affiliated company.
(3)	Restricted security. Total market value of restricted securities amounts to $2,819,653, which represents 0.4% of the net assets of the Fund as of December 31, 2020.
(4)	Notes carry an interest rate that varies by period and is contingent on the performance of the underlying portfolio of loans to borrowers. The coupon rate shown represents the rate in effect at December 31, 2020.
(5)	Amount is less than 0.05%.
(6)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(7)	Affiliated investment company, available to Calvert portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of December 31, 2020.
At December 31, 2020, the concentration of the Fund’s investments in the various sectors, determined as a percentage of net assets, was as follows:
Economic Sectors	% of Net Assets
Industrials	19.7%
Health Care	19.0
Financials	15.2
Information Technology	14.4
Consumer Discretionary	12.3
Consumer Staples	11.6
Materials	3.9
Utilities	2.7
Venture Capital	0.2
High Social Impact Investments	0.2
Total	99.2%

Calvert
International Equity Fund
December 31, 2020
Schedule of Investments (Unaudited) — continued

Restricted Securities
Description	Acquisition Dates	Cost
Africa Renewable Energy Fund L.P.	4/17/14-5/13/19	$986,557
Bioceptive, Inc., Series A	10/26/12-12/18/13	252,445
Bioceptive, Inc., Series B	1/7/16	16,250
Blackstone Clean Technology Partners L.P.	7/29/10-6/25/15	62,975
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23	12/14/20	880,000
Emerald Sustainability Fund I L.P.	7/19/01-5/17/11	393,935
FINAE, Series D	2/28/11-11/16/15	222,609
gNet Defta Development Holding LLC	8/30/05	400,000
ImpactAssets, Inc., Global Sustainable Agriculture Notes, 2.07%, 11/3/22	11/13/15	220,000
ImpactAssets, Inc., Microfinance Plus Notes, 0.46%, 11/3/22	11/13/15	283,000
SEAF India International Growth Fund L.P.	3/22/05-5/24/10	210,391

Abbreviations:
ADR	– American Depositary Receipt
At December 31, 2020, the value of the Fund's investment in affiliated companies and funds was $4,921,697, which represents 0.7% of the Fund's net assets. Transactions in affiliated companies and funds by the Fund for the fiscal year to date ended December 31, 2020 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/Units, end of period
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/20(1)	$ 875,888	$ —	$ (880,352)	$ —	$ 4,464	$ —	$2,751	$ —
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(1)	—	880,000	—	—	(31,698)	848,302	587	880,000
Venture Capital Limited Partnership Interests
gNet Defta Development Holding LLC(1)(2)(3)	240,155	—	—	—	(1,814)	238,341	—	—
Short-Term Investments
Calvert Cash Reserves Fund, LLC	2,460,073	76,511,153	(75,136,172)	(201)	201	3,835,054	1,343	3,834,670
Totals				$(201)	$(28,847)	$4,921,697	$4,681

(1)	Restricted security.
(2)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(3)	Non-income producing security.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Calvert
International Equity Fund
December 31, 2020
Schedule of Investments (Unaudited) — continued

The following table summarizes the market value of the Fund's holdings as of December 31, 2020, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3(1)	Total
Common Stocks
Australia	$—	$17,239,276	$—	$17,239,276
Belgium	—	13,911,764	—	13,911,764
Denmark	—	20,471,447	—	20,471,447
France	—	99,758,944	—	99,758,944
Germany	—	32,928,411	—	32,928,411
Hong Kong	—	21,361,108	—	21,361,108
India	—	13,825,455	—	13,825,455
Ireland	—	45,251,142	—	45,251,142
Japan	—	108,016,537	—	108,016,537
Netherlands	—	19,468,756	—	19,468,756
New Zealand	—	5,680,172	—	5,680,172
Norway	—	16,067,987	—	16,067,987
Singapore	—	16,777,611	—	16,777,611
South Africa	—	7,397,687	—	7,397,687
Spain	—	37,208,708	—	37,208,708
Sweden	—	44,069,152	—	44,069,152
Switzerland	—	90,159,507	—	90,159,507
Taiwan	15,057,988	—	—	15,057,988
United Kingdom	—	91,859,027	—	91,859,027
Total Common Stocks	$15,057,988	$701,452,691(2)	$—	$716,510,679
High Social Impact Investments	$—	$1,293,562	$—	$1,293,562
Preferred Stocks - Venture Capital	—	—	108,338	108,338
Venture Capital Limited Partnership Interests	—	—	1,417,753	1,417,753
Short-Term Investments	—	3,835,054	—	3,835,054
Total Investments	$15,057,988	$706,581,307	$1,526,091	$723,165,386

(1)	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2)	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended December 31, 2020 is not presented.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.
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